Financial Instruments - Fair values and risk management (Details 4) - CubeBio Co., Ltd. [Member] - KRW (₩) ₩ in Thousands	Jun. 30, 2026	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Financial liabilities
Lease liabilities	₩ 479,785	₩ 552,631		₩ 669,032		₩ 776,385
Total	₩ 7,425,065	6,460,680		6,658,713
Carrying amount [member]
Financial liabilities
Accounts payable		1,374,936	[1]	996,719	[2]
Bond with warrants		4,533,113		4,992,962
Lease liabilities		552,631		669,032
Total		6,460,680		6,658,713
Financial Liability [Member]
Financial liabilities
Accounts payable		1,374,936	[1]	996,719	[2]
Bond with warrants		6,232,801		6,648,823
Lease liabilities		661,438		829,993
Total		8,269,175		8,475,535
Financial Liability [Member] | Less than 3 months [Member]
Financial liabilities
Accounts payable		1,006,436	[1]	504,909	[2]
Bond with warrants		3,232,801		6,648,823
Lease liabilities		40,932		42,602
Total		4,280,169		7,196,334
Financial Liability [Member] | 3 months~ 1 year [Member]
Financial liabilities
Accounts payable		368,500	[1]	491,810	[2]
Bond with warrants		3,000,000
Lease liabilities		122,795		126,605
Total		3,491,295		618,415
Financial Liability [Member] | 1~2 years [Member]
Financial liabilities
Accounts payable			[1]		[2]
Bond with warrants
Lease liabilities		146,965		163,206
Total		146,965		163,206
Financial Liability [Member] | 2~5 years [Member]
Financial liabilities
Accounts payable			[1]		[2]
Bond with warrants
Lease liabilities		350,746		418,494
Total		350,746		418,494
Financial Liability [Member] | More than 5 years [Member]
Financial liabilities
Accounts payable			[1]		[2]
Bond with warrants
Lease liabilities				79,086
Total				₩ 79,086

[1]	Accounts payable that are not financial liabilities are excluded.
[2]	Accounts payable that are not financial liabilities are excluded.